Distribution Date:	08/17/23	Wells Fargo Commercial Mortgage Trust 2015-NXS1
Determination Date:	08/11/23
Next Distribution Date:	09/15/23
Record Date:	07/31/23	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 2)	17-19		Attention: Reporting		Reporting@belloakadvisors.com
Principal Prepayment Detail	20		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989HAC4	1.342000%	32,424,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989HAF7	2.632000%	164,219,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989HAJ9	3.058000%	20,791,000.00	11,111,469.72	0.00	28,315.73	0.00	0.00	28,315.73	11,111,469.72	41.04%	30.00%
A-4	94989HAM2	2.874000%	155,000,000.00	155,000,000.00	0.00	371,225.00	0.00	0.00	371,225.00	155,000,000.00	41.04%	30.00%
A-5	94989HAQ3	3.148000%	236,966,000.00	236,966,000.00	0.00	621,640.81	0.00	0.00	621,640.81	236,966,000.00	41.04%	30.00%
A-SB	94989HAT7	2.934000%	59,256,000.00	9,179,683.80	1,228,697.00	22,444.33	0.00	0.00	1,251,141.33	7,950,986.80	41.04%	30.00%
A-S	94989HAW0	3.406000%	54,926,000.00	54,926,000.00	0.00	155,898.30	0.00	0.00	155,898.30	54,926,000.00	33.16%	24.25%
B	94989HBF6	3.658000%	52,537,000.00	52,537,000.00	0.00	160,150.29	0.00	0.00	160,150.29	52,537,000.00	25.62%	18.75%
C	94989HBJ8	3.848000%	45,373,000.00	45,373,000.00	0.00	145,496.09	0.00	0.00	145,496.09	45,373,000.00	19.11%	14.00%
D	94989HBM1	4.278587%	53,732,000.00	53,732,000.00	0.00	191,580.87	0.00	0.00	191,580.87	53,732,000.00	11.41%	8.38%
E	94989HBR0	2.881000%	22,686,000.00	22,686,000.00	0.00	54,465.31	0.00	0.00	54,465.31	22,686,000.00	8.15%	6.00%
F	94989HBU3	2.881000%	10,746,000.00	10,746,000.00	0.00	25,799.36	0.00	0.00	25,799.36	10,746,000.00	6.61%	4.88%
G	94989HBX7	2.881000%	46,568,153.00	46,090,158.83	0.00	52,921.59	0.00	0.00	52,921.59	46,090,158.83	0.00%	0.00%
V	94989HCR9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989HCU2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			955,224,155.00	698,347,312.35	1,228,697.00	1,829,937.68	0.00	0.00	3,058,634.68	697,118,615.35

X-A	94989HAZ3	1.197506%	723,582,000.00	467,183,153.52	0.00	466,212.33	0.00	0.00	466,212.33	465,954,456.52
X-B	94989HBC3	0.532538%	97,910,000.00	97,910,000.00	0.00	43,450.67	0.00	0.00	43,450.67	97,910,000.00
X-E	94989HCA6	1.397587%	22,686,000.00	22,686,000.00	0.00	26,421.38	0.00	0.00	26,421.38	22,686,000.00
X-F	94989HCD0	1.397587%	10,746,000.00	10,746,000.00	0.00	12,515.39	0.00	0.00	12,515.39	10,746,000.00
X-G	94989HCG3	1.397587%	46,568,153.00	46,090,158.83	0.00	53,679.17	0.00	0.00	53,679.17	46,090,158.83
Notional SubTotal			901,492,153.00	644,615,312.35	0.00	602,278.94	0.00	0.00	602,278.94	643,386,615.35

Deal Distribution Total					1,228,697.00	2,432,216.62	0.00	0.00	3,660,913.62

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989HAC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989HAF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989HAJ9	534.43652157	0.00000000	1.36192247	0.00000000	0.00000000	0.00000000	0.00000000	1.36192247	534.43652157
A-4	94989HAM2	1,000.00000000	0.00000000	2.39500000	0.00000000	0.00000000	0.00000000	0.00000000	2.39500000	1,000.00000000
A-5	94989HAQ3	1,000.00000000	0.00000000	2.62333335	0.00000000	0.00000000	0.00000000	0.00000000	2.62333335	1,000.00000000
A-SB	94989HAT7	154.91568449	20.73540232	0.37876890	0.00000000	0.00000000	0.00000000	0.00000000	21.11417122	134.18028217
A-S	94989HAW0	1,000.00000000	0.00000000	2.83833339	0.00000000	0.00000000	0.00000000	0.00000000	2.83833339	1,000.00000000
B	94989HBF6	1,000.00000000	0.00000000	3.04833337	0.00000000	0.00000000	0.00000000	0.00000000	3.04833337	1,000.00000000
C	94989HBJ8	1,000.00000000	0.00000000	3.20666674	0.00000000	0.00000000	0.00000000	0.00000000	3.20666674	1,000.00000000
D	94989HBM1	1,000.00000000	0.00000000	3.56548928	0.00000000	0.00000000	0.00000000	0.00000000	3.56548928	1,000.00000000
E	94989HBR0	1,000.00000000	0.00000000	2.40083355	0.00000000	0.00000000	0.00000000	0.00000000	2.40083355	1,000.00000000
F	94989HBU3	1,000.00000000	0.00000000	2.40083380	0.00000000	0.00000000	0.00000000	0.00000000	2.40083380	1,000.00000000
G	94989HBX7	989.73559956	0.00000000	1.13643309	1.23975714	20.70966461	0.00000000	0.00000000	1.13643309	989.73559956
V	94989HCR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989HCU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989HAZ3	645.65336551	0.00000000	0.64431167	0.00000000	0.00000000	0.00000000	0.00000000	0.64431167	643.95528982
X-B	94989HBC3	1,000.00000000	0.00000000	0.44378174	0.00000000	0.00000000	0.00000000	0.00000000	0.44378174	1,000.00000000
X-E	94989HCA6	1,000.00000000	0.00000000	1.16465573	0.00000000	0.00000000	0.00000000	0.00000000	1.16465573	1,000.00000000
X-F	94989HCD0	1,000.00000000	0.00000000	1.16465569	0.00000000	0.00000000	0.00000000	0.00000000	1.16465569	1,000.00000000
X-G	94989HCG3	989.73559956	0.00000000	1.15270129	0.00000000	0.00000000	0.00000000	0.00000000	1.15270129	989.73559956

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/23 - 07/30/23	30	0.00	28,315.73	0.00	28,315.73	0.00	0.00	0.00	28,315.73	0.00
A-4	07/01/23 - 07/30/23	30	0.00	371,225.00	0.00	371,225.00	0.00	0.00	0.00	371,225.00	0.00
A-5	07/01/23 - 07/30/23	30	0.00	621,640.81	0.00	621,640.81	0.00	0.00	0.00	621,640.81	0.00
A-SB	07/01/23 - 07/30/23	30	0.00	22,444.33	0.00	22,444.33	0.00	0.00	0.00	22,444.33	0.00
X-A	07/01/23 - 07/30/23	30	0.00	466,212.33	0.00	466,212.33	0.00	0.00	0.00	466,212.33	0.00
X-B	07/01/23 - 07/30/23	30	0.00	43,450.67	0.00	43,450.67	0.00	0.00	0.00	43,450.67	0.00
X-E	07/01/23 - 07/30/23	30	0.00	26,421.38	0.00	26,421.38	0.00	0.00	0.00	26,421.38	0.00
X-F	07/01/23 - 07/30/23	30	0.00	12,515.39	0.00	12,515.39	0.00	0.00	0.00	12,515.39	0.00
X-G	07/01/23 - 07/30/23	30	0.00	53,679.17	0.00	53,679.17	0.00	0.00	0.00	53,679.17	0.00
A-S	07/01/23 - 07/30/23	30	0.00	155,898.30	0.00	155,898.30	0.00	0.00	0.00	155,898.30	0.00
B	07/01/23 - 07/30/23	30	0.00	160,150.29	0.00	160,150.29	0.00	0.00	0.00	160,150.29	0.00
C	07/01/23 - 07/30/23	30	0.00	145,496.09	0.00	145,496.09	0.00	0.00	0.00	145,496.09	0.00
D	07/01/23 - 07/30/23	30	0.00	191,580.87	0.00	191,580.87	0.00	0.00	0.00	191,580.87	0.00
E	07/01/23 - 07/30/23	30	0.00	54,465.31	0.00	54,465.31	0.00	0.00	0.00	54,465.31	0.00
F	07/01/23 - 07/30/23	30	0.00	25,799.36	0.00	25,799.36	0.00	0.00	0.00	25,799.36	0.00
G	07/01/23 - 07/30/23	30	906,677.63	110,654.79	0.00	110,654.79	57,733.20	0.00	0.00	52,921.59	964,410.83
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			906,677.63	2,489,949.82	0.00	2,489,949.82	57,733.20	0.00	0.00	2,432,216.62	964,410.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	NA	3.406000%	54,926,000.00	54,926,000.00	0.00	155,898.30	0.00	0.00	155,898.30	54,926,000.00
A-S (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	NA	3.658000%	52,537,000.00	52,537,000.00	0.00	160,150.29	0.00	0.00	160,150.29	52,537,000.00
B (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	NA	3.848000%	45,373,000.00	45,373,000.00	0.00	145,496.09	0.00	0.00	145,496.09	45,373,000.00
C (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PEX	94989HBQ2	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			152,836,004.00	152,836,000.00	0.00	461,544.68	0.00	0.00	461,544.68	152,836,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	3,660,913.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,506,518.29	Master Servicing Fee	12,384.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,676.50
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	300.68
ARD Interest	0.00	Trust Advisor Fee	996.79
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,506,518.29	Total Fees	16,568.49

Principal		Expenses/Reimbursements
Scheduled Principal	1,228,697.00	Reimbursement for Interest on Advances	2,056.47
Unscheduled Principal Collections		ASER Amount	46,035.54
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,795.65
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	845.54
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,228,697.00	Total Expenses/Reimbursements	57,733.20

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,432,216.62
Excess Liquidation Proceeds	0.00	Principal Distribution	1,228,697.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,660,913.62
Total Funds Collected	3,735,215.29	Total Funds Distributed	3,735,215.31

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	698,347,312.35	698,347,312.35	Beginning Certificate Balance	698,347,312.35
(-) Scheduled Principal Collections	1,228,697.00	1,228,697.00	(-) Principal Distributions	1,228,697.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	697,118,615.35	697,118,615.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	698,919,817.70	698,919,817.70	Ending Certificate Balance	697,118,615.35
Ending Actual Collateral Balance	697,638,162.85	697,638,162.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.28%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	115,888,454.52	16.62%	15	4.5058	NAP	Defeased	11	115,888,454.52	16.62%	15	4.5058	NAP
2,000,000 or less	4	6,466,344.02	0.93%	17	4.5533	1.871976	1.20 or less	7	151,302,938.78	21.70%	3	3.8846	0.594806
2,000,001 to 3,000,000	3	7,540,590.44	1.08%	18	4.4336	1.650295	1.21 to 1.30	5	27,645,095.36	3.97%	19	4.0851	1.272582
3,000,001 to 4,000,000	7	25,334,494.34	3.63%	18	4.1447	1.467230	1.31 to 1.40	6	25,865,267.89	3.71%	19	4.1464	1.328876
4,000,001 to 5,000,000	2	8,307,362.48	1.19%	12	4.6271	1.362476	1.41 to 1.50	5	30,532,975.08	4.38%	13	4.6865	1.455675
5,000,001 to 6,000,000	4	22,709,035.15	3.26%	16	4.5166	2.311455	1.51 to 1.60	3	29,682,355.96	4.26%	19	4.3161	1.541246
6,000,001 to 7,000,000	3	19,221,291.65	2.76%	19	4.2447	1.732430	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	3	22,469,265.01	3.22%	19	4.1156	2.589951	1.71 to 1.80	1	5,902,170.53	0.85%	18	4.6200	1.718000
8,000,001 to 9,000,000	3	25,532,118.49	3.66%	19	4.3918	1.453564	1.81 to 1.90	2	17,887,853.94	2.57%	19	4.1013	1.865044
9,000,001 to 10,000,000	1	9,803,367.68	1.41%	20	4.1100	0.346100	1.91 to 2.00	3	16,977,324.08	2.44%	19	4.2329	1.957289
10,000,001 to 15,000,000	4	48,642,015.48	6.98%	20	4.1503	1.544287	2.01 to 2.25	7	126,645,005.20	18.17%	18	4.3843	2.143687
15,000,001 to 20,000,000	5	90,684,871.31	13.01%	18	4.2276	1.579612	2.26 to 2.50	3	30,539,056.85	4.38%	20	4.0110	2.343249
20,000,001 to 30,000,000	4	92,184,617.97	13.22%	19	4.0696	1.357746	2.51 or greater	6	118,250,117.16	16.96%	20	3.8398	3.179417
30,000,001 to 90,000,000	5	202,334,786.81	29.02%	7	3.8928	2.196512	Totals	59	697,118,615.35	100.00%	15	4.1680	1.755570
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	59	697,118,615.35	100.00%	15	4.1680	1.755570
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	12	115,888,454.52	16.62%	15	4.5058	NAP
							Defeased	12	115,888,454.52	16.62%	15	4.5058	NAP
Alabama	1	1,336,372.76	0.19%	20	4.0200	2.826600
							Industrial	2	9,968,845.14	1.43%	20	4.1273	3.185062
Arizona	2	31,984,600.23	4.59%	20	4.0057	2.175336
							Lodging	3	55,280,420.78	7.93%	19	4.2237	0.602630
California	14	265,398,273.41	38.07%	19	4.1075	2.459318
							Mixed Use	6	34,822,350.92	5.00%	16	4.2950	2.319362
Georgia	1	2,210,973.93	0.32%	16	4.9600	1.502800
							Office	15	279,111,241.67	40.04%	18	4.2518	2.020398
Illinois	6	15,752,666.79	2.26%	11	4.9057	1.664791
							Other	2	47,672,782.60	6.84%	(28)	2.7304	1.080676
Iowa	1	1,510,472.47	0.22%	20	4.1800	2.300700
							Retail	24	154,374,519.71	22.14%	19	4.1610	1.841122
Louisiana	2	12,701,565.97	1.82%	19	4.1465	0.558007
							Totals	64	697,118,615.35	100.00%	15	4.1680	1.755570
Maryland	1	12,672,782.60	1.82%	20	3.9000	1.294100

Minnesota	1	3,113,504.46	0.45%	17	4.1400	1.340800

Nevada	1	5,850,000.00	0.84%	19	4.1400	3.752200

New York	3	71,679,680.80	10.28%	(14)	3.5091	1.042805

North Carolina	3	35,653,955.94	5.11%	19	4.4041	1.921480

Ohio	1	8,935,513.77	1.28%	18	4.3300	2.242800

South Carolina	1	1,922,072.75	0.28%	15	4.9200	1.431300

Tennessee	1	933,584.32	0.13%	16	4.8900	1.237900

Texas	11	83,689,084.35	12.00%	19	4.2813	0.800305

Washington	1	22,483,593.56	3.23%	17	4.1100	(0.082700)

Wisconsin	1	3,401,462.71	0.49%	18	4.1400	1.316500

Totals	64	697,118,615.35	100.00%	15	4.1680	1.755570

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	115,888,454.52	16.62%	15	4.5058	NAP	Defeased	11	115,888,454.52	16.62%	15	4.5058	NAP
	3.500% or less	1	35,000,000.00	5.02%	(45)	2.3069	1.003400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	7	165,399,989.51	23.73%	20	3.8659	2.696981	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	23	182,355,955.54	26.16%	19	4.1363	1.512674	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	74,137,599.71	10.63%	17	4.3568	1.176517	49 months or greater	48	581,230,160.83	83.38%	15	4.1007	1.798750
	4.501% to 4.750%	5	109,026,635.91	15.64%	17	4.6597	1.641192	Totals	59	697,118,615.35	100.00%	15	4.1680	1.755570
	4.751% to 5.000%	3	5,830,472.72	0.84%	16	4.9264	1.402109
	5.001% or 5.250%	1	4,171,444.99	0.60%	7	5.1100	1.496500
	5.251% or 5.500%	1	5,308,062.45	0.76%	7	5.2600	1.482200
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	697,118,615.35	100.00%	15	4.1680	1.755570
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	115,888,454.52	16.62%	15	4.5058	NAP	Defeased	11	115,888,454.52	16.62%	15	4.5058	NAP
	60 months or less	48	581,230,160.83	83.38%	15	4.1007	1.798750	Interest Only	4	97,950,000.00	14.05%	(5)	3.7493	1.888433
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	6,273,159.36	0.90%	17	4.4700	1.931200
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 to 240 months	1	1,922,072.75	0.28%	15	4.9200	1.431300
	Totals	59	697,118,615.35	100.00%	15	4.1680	1.755570	241 to 300 months	42	475,084,928.72	68.15%	19	4.1649	1.779997
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	697,118,615.35	100.00%	15	4.1680	1.755570
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	115,888,454.52	16.62%	15	4.5058	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	48	581,230,160.83	83.38%	15	4.1007	1.798750
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	697,118,615.35	100.00%	15	4.1680	1.755570
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	310929214	OF	San Diego	CA	Actual/360	3.785%	153,143.51	79,408.42	0.00	N/A	04/11/25	--	46,986,544.77	46,907,136.35	08/11/23
3	303710003	OF	Palo Alto	CA	Actual/360	4.672%	201,155.56	0.00	0.00	N/A	01/05/25	--	50,000,000.00	50,000,000.00	08/05/23
4	303710004	MU	Coconut Grove	FL	Actual/360	4.200%	123,750.72	75,523.78	0.00	N/A	03/05/25	--	34,216,789.20	34,141,265.42	08/05/23
5	310929216	OF	San Diego	CA	Actual/360	3.765%	121,840.26	63,746.60	0.00	N/A	04/11/25	--	37,580,855.19	37,517,108.59	08/11/23
6	303710006	98	New York	NY	Actual/360	2.307%	69,527.40	0.00	0.00	11/05/19	04/05/35	--	35,000,000.00	35,000,000.00	08/05/23
7	303710007	OF	Rye Brook	NY	Actual/360	4.695%	133,244.14	48,291.93	0.00	N/A	11/05/24	--	32,958,833.80	32,910,541.87	08/05/23
8	303710008	LO	New York	NY	Actual/360	4.860%	105,621.52	53,318.70	0.00	N/A	06/05/24	--	25,238,116.48	25,184,797.78	08/05/23
10	303710010	LO	San Antonio	TX	Actual/360	4.170%	88,102.98	38,586.65	0.00	N/A	04/05/25	--	24,535,525.00	24,496,938.35	08/05/23
11	310928238	RT	Antioch	CA	Actual/360	4.000%	80,301.57	37,858.72	0.00	N/A	04/11/25	--	23,313,360.40	23,275,501.68	08/11/23
12	600928073	RT	Tempe	AZ	Actual/360	3.990%	75,482.55	40,627.74	0.00	N/A	04/11/25	--	21,969,212.12	21,928,584.38	08/11/23
13	303710013	LO	Seattle	WA	Actual/360	4.110%	79,702.03	36,404.85	0.00	N/A	01/05/25	--	22,519,998.41	22,483,593.56	05/05/23
14	303710014	MU	Los Angeles	CA	Actual/360	3.906%	64,398.37	44,164.39	0.00	N/A	03/05/25	--	19,146,236.93	19,102,072.54	08/05/23
15	310925235	OF	Burbank	CA	Actual/360	4.200%	69,987.82	30,260.70	0.00	N/A	04/11/25	--	19,351,470.11	19,321,209.41	08/11/23
16	303710016	OF	Raleigh	NC	Actual/360	4.430%	65,114.29	36,648.96	0.00	N/A	02/05/25	--	17,069,208.91	17,032,559.95	08/05/23
17	303710017	OF	Houston	TX	Actual/360	4.300%	67,898.61	28,601.32	0.00	N/A	01/05/25	--	18,337,209.77	18,308,608.45	06/05/22
18	303710018	RT	Cupertino	CA	Actual/360	4.340%	63,356.31	32,359.12	0.00	12/05/24	01/05/30	--	16,952,780.08	16,920,420.96	08/05/23
19	303710019	OF	Mahwah	NJ	Actual/360	4.350%	51,439.54	29,454.88	0.00	N/A	01/05/25	--	13,732,469.24	13,703,014.36	08/05/23
20	310925624	RT	Naperville	IL	Actual/360	3.860%	27,978.77	89,251.92	0.00	N/A	10/11/24	--	8,417,480.61	8,328,228.69	08/11/23
22	310927722	RT	Capistrano Beach	CA	Actual/360	4.150%	50,117.79	25,228.23	0.00	N/A	04/11/25	--	14,024,410.62	13,999,182.39	08/11/23
23	600927723	98	Gaithersburg	MD	Actual/360	3.900%	42,647.87	26,333.60	0.00	N/A	04/11/25	--	12,699,116.20	12,672,782.60	08/11/23
25	310928070	OF	Morrisville	NC	Actual/360	4.510%	46,348.15	20,257.67	0.00	N/A	03/11/25	--	11,934,292.31	11,914,034.64	08/11/23
26	310926863	OF	Kenner	LA	Actual/360	4.110%	34,767.89	20,382.88	0.00	N/A	04/11/25	--	9,823,750.56	9,803,367.68	08/11/23
27	310926811	RT	Payson	AZ	Actual/360	4.040%	35,048.02	18,471.21	0.00	N/A	04/11/25	--	10,074,487.06	10,056,015.85	08/11/23
28	303710028	OF	Orlando	FL	Actual/360	4.731%	35,049.07	22,863.46	0.00	N/A	01/05/25	--	8,603,286.28	8,580,422.82	08/05/23
29	303710029	OF	Twinsburg	OH	Actual/360	4.330%	33,380.18	16,928.90	0.00	N/A	02/05/25	--	8,952,442.67	8,935,513.77	08/05/23
30	790928137	RT	San Antonio	TX	Actual/360	4.160%	29,777.89	15,970.54	0.00	N/A	04/11/25	--	8,312,686.39	8,296,715.85	08/11/23
31	303710031	OF	San Bernardino	CA	Actual/360	4.180%	28,253.63	17,604.32	0.00	N/A	01/05/25	--	7,849,442.41	7,831,838.09	08/05/23
32	310927181	LO	Shenandoah	TX	Actual/360	4.690%	33,578.98	14,598.45	0.00	N/A	04/11/25	--	8,314,487.32	8,299,888.87	08/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	303710033	OF	Chicago	IL	Actual/360	4.470%	24,276.45	33,778.42	0.00	N/A	01/05/25	--	6,306,937.78	6,273,159.36	08/05/23
34	400927874	IN	La Habra	CA	Actual/360	4.120%	26,789.56	13,654.44	0.00	N/A	04/11/25	--	7,551,081.36	7,537,426.92	08/11/23
35	303710035	OF	Morrisville	NC	Actual/360	4.150%	24,022.63	14,865.64	0.00	N/A	04/05/25	--	6,722,226.99	6,707,361.35	08/05/23
36	410924751	MU	Pasadena	CA	Actual/360	4.120%	22,190.16	13,894.61	0.00	N/A	04/11/25	--	6,254,665.55	6,240,770.94	08/11/23
37	410927518	RT	San Jose	CA	Actual/360	4.040%	24,700.11	0.00	0.00	N/A	04/11/25	--	7,100,000.00	7,100,000.00	08/11/23
38	303710038	IN	Baltimore	MD	Actual/360	4.440%	22,114.55	12,399.93	0.00	N/A	02/05/25	--	5,784,101.01	5,771,701.08	08/05/23
40	303710040	RT	Houston	TX	Actual/360	4.620%	23,523.16	10,647.22	0.00	N/A	02/05/25	--	5,912,817.75	5,902,170.53	08/05/23
41	303710041	MU	Tamarac	FL	Actual/360	4.490%	21,131.84	11,764.09	0.00	N/A	12/05/24	--	5,465,523.91	5,453,759.82	08/05/23
42	303710042	LO	Elkridge	MD	Actual/360	4.720%	20,616.21	15,760.96	0.00	N/A	03/05/25	--	5,072,331.17	5,056,570.21	08/05/23
43	303710043	MU	Chicago	IL	Actual/360	5.260%	24,087.52	9,923.41	0.00	N/A	03/05/24	--	5,317,985.86	5,308,062.45	08/05/23
44	303710044	MU	Chicago	IL	Actual/360	5.260%	23,792.41	9,801.84	0.00	N/A	03/05/24	--	5,252,831.79	5,243,029.95	08/05/23
45	410927520	OF	Brentwood	CA	Actual/360	4.100%	19,975.24	9,016.66	0.00	N/A	04/11/25	--	5,657,818.83	5,648,802.17	08/11/23
47	303710047	RT	North Las Vegas	NV	Actual/360	4.140%	20,855.25	0.00	0.00	N/A	03/05/25	--	5,850,000.00	5,850,000.00	08/05/23
48	303710048	RT	Montgomery	TX	Actual/360	4.140%	14,777.89	9,352.53	0.00	01/05/25	01/05/35	--	4,145,270.02	4,135,917.49	08/05/23
49	303710049	MU	Chicago	IL	Actual/360	5.110%	18,390.69	7,993.93	0.00	N/A	03/05/24	--	4,179,438.92	4,171,444.99	08/05/23
51	303710051	RT	San Antonio	TX	Actual/360	4.140%	13,409.83	8,438.64	0.00	02/05/25	02/05/35	--	3,761,523.49	3,753,084.85	08/05/23
52	303710052	RT	Houston	TX	Actual/360	4.140%	13,121.97	8,257.49	0.00	02/05/25	02/05/35	--	3,680,775.74	3,672,518.25	08/05/23
53	303710053	RT	Cypress	TX	Actual/360	4.140%	12,962.84	8,157.35	0.00	02/05/25	02/05/35	--	3,636,139.12	3,627,981.77	08/05/23
54	410928431	RT	Burbank	CA	Actual/360	4.000%	13,789.16	6,500.99	0.00	N/A	04/11/25	--	4,003,304.36	3,996,803.37	08/11/23
55	303710055	RT	Fond du Lac	WI	Actual/360	4.140%	12,153.48	7,648.03	0.00	02/05/25	02/05/35	--	3,409,110.74	3,401,462.71	08/05/23
56	303710056	RT	New York	NY	Actual/360	4.320%	14,042.77	5,799.09	0.00	N/A	03/05/25	--	3,774,938.02	3,769,138.93	08/05/23
57	303710057	RT	Faribault	MN	Actual/360	4.140%	11,124.74	7,040.57	0.00	01/05/25	01/05/35	--	3,120,545.03	3,113,504.46	08/05/23
59	303710059	RT	Baton Rouge	LA	Actual/360	4.270%	10,680.15	6,426.87	0.00	01/05/25	01/05/35	--	2,904,625.16	2,898,198.29	08/05/23
60	303710060	RT	McDonough	GA	Actual/360	4.790%	10,994.21	5,513.71	0.00	N/A	11/05/24	--	2,665,442.81	2,659,929.10	08/05/23
61	410928316	IN	San Antonio	TX	Actual/360	4.150%	8,708.20	5,388.80	0.00	N/A	04/11/25	--	2,436,807.02	2,431,418.22	08/11/23
62	303710062	RT	Kennesaw	GA	Actual/360	4.960%	9,462.24	4,431.63	0.00	N/A	12/05/24	--	2,215,405.56	2,210,973.93	08/05/23
64	303710064	RT	Simpsonville	SC	Actual/360	4.920%	8,168.77	6,039.72	0.00	N/A	11/05/24	--	1,928,112.47	1,922,072.75	08/05/23
65	303710065	MU	Austin	TX	Actual/360	5.510%	8,393.39	3,259.15	0.00	N/A	11/05/24	--	1,768,994.44	1,765,735.29	08/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
66	303710066	RT	Various	Various	Actual/360	4.890%	7,162.06	3,440.32	0.00	N/A	12/05/24	--	1,700,866.36	1,697,426.04	08/05/23
67	610928086	RT	Davenport	IA	Actual/360	4.180%	5,448.86	3,332.45	0.00	N/A	04/11/25	--	1,513,804.92	1,510,472.47	08/11/23
68	410928161	RT	Daphne	AL	Actual/360	4.020%	4,636.53	3,020.57	0.00	N/A	04/11/25	--	1,339,393.33	1,336,372.76	08/11/23
Totals							2,506,518.29	1,228,697.00	0.00				698,347,312.35	697,118,615.35
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	21,796,146.00	6,041,671.52	07/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,542,006.36	4,572,455.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	16,473,259.55	4,344,670.09	07/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,213,128.00	2,106,564.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,378,081.46	3,477,539.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	2,522,733.35	2,381,989.16	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,135,200.45	1,502,001.03	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,160,542.00	850,464.84	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,030,475.00	37,229.53	01/01/23	03/31/23	12/12/22	0.00	101,693.46	115,771.39	231,728.14	0.00	0.00
14	3,682,323.80	1,026,067.47	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	1,206.28	0.00
15	1,618,627.00	633,626.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,621,318.70	1,355,523.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	(245,168.54)	01/01/23	03/31/23	02/13/23	12,490,802.58	596,958.43	50,072.79	788,068.00	0.00	0.00
18	1,554,323.78	414,298.71	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,534,551.00	720,120.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,071,265.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,342,453.55	679,910.77	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	885,544.77	97,863.29	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,408,309.00	657,274.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,441,754.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	790,788.00	0.00	--	--	--	0.00	0.00	0.00	0.00	2,128.05	0.00
31	899,614.00	264,984.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	438,786.10	536,303.10	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,390,193.23	338,002.83	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,876,739.43	895,760.19	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,201,327.20	505,999.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	518,326.58	149,106.39	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	722,891.00	365,858.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	859,425.51	381,946.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	608,415.16	618,942.48	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	810,071.00	206,844.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	978,215.05	241,743.80	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	356,874.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	523,874.28	122,709.91	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	348,728.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	344,109.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	340,235.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	521,106.40	132,037.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	314,280.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	373,656.00	95,007.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	293,757.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	263,170.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	429,069.00	104,739.45	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	263,105.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	256,595.76	128,297.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	164,438.65	80,064.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	254,146.65	129,300.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	278,410.00	137,749.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,832,391.17	36,089,496.69				12,490,802.58	698,651.89	165,844.18	1,019,796.14	3,334.33	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/23	0	0.00	1	22,483,593.56	1	18,308,608.45	0	0.00	1	18,308,608.45	0	0.00	0	0.00	0	0.00	4.168015%	4.125837%	15
07/17/23	0	0.00	0	0.00	1	18,337,209.77	0	0.00	1	18,337,209.77	0	0.00	0	0.00	1	12,132,176.76	4.168120%	4.125942%	16
06/16/23	0	0.00	0	0.00	2	40,926,732.68	0	0.00	1	18,367,891.42	0	0.00	0	0.00	0	0.00	4.175439%	4.133677%	17
05/17/23	0	0.00	0	0.00	2	40,991,254.78	0	0.00	1	18,396,274.04	0	0.00	0	0.00	0	0.00	4.175542%	4.133781%	18
04/17/23	0	0.00	0	0.00	2	41,060,312.45	0	0.00	1	18,426,744.80	0	0.00	0	0.00	0	0.00	4.175655%	4.133893%	19
03/17/23	0	0.00	0	0.00	2	41,124,353.89	0	0.00	1	18,454,910.30	0	0.00	0	0.00	0	0.00	4.175757%	4.133995%	20
02/17/23	0	0.00	0	0.00	2	41,202,517.64	0	0.00	1	18,489,572.88	0	0.00	0	0.00	0	0.00	4.175888%	4.134126%	21
01/18/23	0	0.00	0	0.00	2	41,266,047.36	0	0.00	1	18,517,506.60	0	0.00	0	0.00	0	0.00	4.175987%	4.134225%	22
12/16/22	0	0.00	0	0.00	2	41,329,348.50	0	0.00	1	18,545,337.27	0	0.00	0	0.00	0	0.00	4.176086%	4.134324%	23
11/18/22	0	0.00	0	0.00	2	41,397,228.72	0	0.00	1	18,575,275.80	0	0.00	0	0.00	0	0.00	4.176194%	4.134432%	24
10/17/22	0	0.00	0	0.00	2	41,460,057.84	0	0.00	1	18,602,893.35	0	0.00	0	0.00	0	0.00	4.176291%	4.134529%	25
09/16/22	0	0.00	0	0.00	2	41,527,482.86	0	0.00	1	18,632,626.37	0	0.00	0	0.00	0	0.00	4.176397%	4.134635%	26
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	303710013	05/05/23	2	2	115,771.39	231,728.14	651.42	22,594,980.74	03/23/20	1
17	303710017	06/05/22	13	6	50,072.79	788,068.00	520,737.31	18,716,768.73	01/27/21	7			08/03/21
Totals					165,844.18	1,019,796.14	521,388.73	41,311,749.47
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		39,907,335	39,907,335	0		0
13 - 24 Months		580,688,191	539,895,989	22,483,594		18,308,608
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		76,523,089	76,523,089	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-23	697,118,615	656,326,413	0	22,483,594	0	18,308,608
Jul-23	698,347,312	680,010,103	0	0	0	18,337,210
Jun-23	711,802,116	670,875,383	0	0	22,558,841	18,367,891
May-23	713,047,286	672,056,031	0	0	22,594,981	18,396,274
Apr-23	714,360,837	673,300,525	0	0	22,633,568	18,426,745
Mar-23	715,596,663	674,472,309	0	0	22,669,444	18,454,910
Feb-23	717,047,708	675,845,190	0	0	22,712,945	18,489,573
Jan-23	718,273,716	677,007,669	0	0	22,748,541	18,517,507
Dec-22	719,495,249	678,165,901	0	0	22,784,011	18,545,337
Nov-22	720,786,008	679,388,779	0	0	22,821,953	18,575,276
Oct-22	721,998,368	680,538,311	0	0	22,857,164	18,602,893
Sep-22	723,280,282	681,752,799	0	0	22,894,856	18,632,626
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	303710013	22,483,593.56	22,594,980.74	54,000,000.00	07/11/23	(45,634.22)	(0.08270)	03/31/23	01/05/25	259
17	303710017	18,308,608.45	18,716,768.73	8,200,000.00	12/19/22	(245,168.54)	(0.84680)	03/31/23	01/05/25	259
Totals		40,792,202.01	41,311,749.47	62,200,000.00		(290,802.76)

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	303710013	LO	WA	03/23/20	1

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. A forbearance for deferral of payments was finalized and Lender approved a PPP loan. The Loan is performing under the forbearance and Lender finalized a new franchise agreement and comfort letter for the hotel with Accor. Lender had additional comments to the 2023 budget projections. The budget has now been approved. The loan is being prepared to be sent back to the master servicer pending cash management review.

17	303710017	OF	TX	01/27/21	7

The Loan transferred to the Special Servicer for Imminent Default at Borrower's request as a result of the COVID-19 pandemic. The property was foreclosed in August 2021. The property is currently 45.7% occupied. Asset management is assessing sale options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	303710013	0.00	4.11000%	0.00	4.11000%	10	12/13/21	06/05/20	--
42	303710042	0.00	4.72000%	0.00	4.72000%	10	08/12/21	05/05/20	--
42	303710042	0.00	4.72000%	0.00	4.72000%	10	10/11/21	05/05/20	08/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	303531121 10/18/19	95,000,000.00	322,000,000.00	95,321,571.01	1,274,786.72	95,321,571.01	94,046,784.29	953,215.71	0.00	476,399.27	476,816.44	0.50%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		95,000,000.00	322,000,000.00	95,321,571.01	1,274,786.72	95,321,571.01	94,046,784.29	953,215.71	0.00	476,399.27	476,816.44

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/18/20	0.00	7,736.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1	303531121	11/18/21	0.00	0.00	476,816.44	0.00	0.00	(220.86)	0.00	0.00	477,994.85
		12/17/19	0.00	0.00	477,037.30	0.00	(1,178.41)	(475,000.00)	0.00	0.00
		10/18/19	0.00	0.00	953,215.71	0.00	0.00	953,215.71	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	7,736.18	476,816.44	0.00	(1,178.41)	477,994.85	0.00	0.00	477,994.85

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,056.47	0.00	0.00	0.00
13	0.00	0.00	4,848.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,947.59	0.00	0.00	46,035.54	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	481.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	363.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,795.65	0.00	845.54	46,035.54	0.00	0.00	2,056.47	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		57,733.20

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30